Federated Hermes Government Reserves Fund Expense Example - Class P Shares [Member] - Federated Hermes Government Reserves Fund - P	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,409